SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SHORT-TERM INVESTMENTS
Schedule of short-term investments	Short-term investments consisted of the following as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Time deposits	245,014	363,856	52,265